13F-HR
1
NONE

Brian Rolland
319-861-2200

brolland@vmfcapital.com

0001072314
*o5axuxz

12/31/03
13F-HR
FORM 13F HOLDINGS REPORT
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2003

Check here if Amendment  [    ];  Amendment Number:
This Amendment  (Check only one.):  [    ]  is a restatement.
                                    [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             VMF Capital, L.L.C.
Address:          118 Third Avenue SE
                  Suite 700
                  Cedar Rapids, IA  52401

13F File Number:    801-55404

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian Rolland
Title:   Controller/Operations Mgr
Phone:   319-861-2200
Signature, Place and Date of Signing:
         Brian Rolland    Cedar Rapids, Iowa        February 5, 2004

Report Type  (Check only one.):

[   x   ] 13F HOLDINGS REPORT.
[       ] 13F NOTICE.
[       ] 13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                     FORM 13F SUMMARY PAGE
                      AS OF DATE: 12/31/03

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:      0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 0

FORM 13F INFORMATION TABLE VALUE TOTAL: $0

                                                          FORM 13F
                                                      INFORMATION TABLE
                                                     AS OF DATE: 12/31/03
                                                       VALUE  SHARES/   SH/   PUT INVSTMT    OTH    VOTING AUTHORITY
NAME OF ISSUER                   CLASS      CUSIP      x$1000 PRN AMT   PRN   CAL DSCRETN    MAN SOLE    SHARED  NONE
------------------------------   -------    ---------- ------ ------    ---   --- ----       --- ----    ------  ----
None
